MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.7%
Beverages — 0.8%
Boston Beer Co., Inc., Class A (The) (United States)*	30	$11,531
Monster Beverage Corp. (United States)*	1,557	160,153
		171,684
Biotechnology — 3.9%
Amgen, Inc. (United States)	1,595	456,808
Biogen, Inc. (United States)*	393	119,932
Exelixis, Inc. (United States)*	988	16,875
Vertex Pharmaceuticals, Inc. (United States)*	661	209,140
		802,755
Capital Markets — 0.6%
Houlihan Lokey, Inc. (United States)	251	24,686
Nasdaq, Inc. (United States)	1,227	84,000
PJT Partners, Inc., Class A (United States)	79	6,084
		114,770
Chemicals — 0.8%
Balchem Corp. (United States)	79	11,123
Ecolab, Inc. (United States)	750	112,372
RPM International, Inc. (United States)	388	40,205
		163,700
Commercial Services & Supplies — 2.0%
Cintas Corp. (United States)	318	146,846
Copart, Inc. (United States)*	1,292	85,995
Waste Management, Inc. (United States)	1,079	180,970
		413,811
Communications Equipment — 0.2%
Ubiquiti, Inc. (United States)	149	44,705
Consumer Finance — 0.0%
Upstart Holdings, Inc. (United States)*	209	4,086
Distributors — 0.2%
LKQ Corp. (United States)	869	47,213
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp. (United States)	391	73,758
Cognex Corp. (United States)	428	21,306
Corning, Inc. (United States)	2,075	70,820
National Instruments Corp. (United States)	426	17,474
Zebra Technologies Corp., Class A (United States)*	177	47,840
		231,198
Entertainment — 2.8%
Activision Blizzard, Inc. (United States)	2,035	150,488
Netflix, Inc. (United States)*	1,163	355,332
Take-Two Interactive Software, Inc. (United States)*	412	43,544
World Wrestling Entertainment, Inc., Class A (United States)	197	15,736
		565,100
Food & Staples Retailing — 3.7%
Casey's General Stores, Inc. (United States)	133	32,321
Costco Wholesale Corp. (United States)	1,323	713,428
		745,749
Food Products — 0.1%
Darling Ingredients, Inc. (United States)*	401	28,804
Health Care Equipment & Supplies — 2.9%
ABIOMED, Inc. (United States)*	124	46,846
Globus Medical, Inc., Class A (United States)*	260	19,211
IDEXX Laboratories, Inc. (United States)*	355	151,184
Intuitive Surgical, Inc. (United States)*	914	247,137
Masimo Corp. (United States)*	130	18,842
ResMed, Inc. (United States)	484	111,417
		594,637
Health Care Providers & Services — 6.8%
HCA Healthcare, Inc. (United States)	927	222,684
McKesson Corp. (United States)	377	143,893
UnitedHealth Group, Inc. (United States)	1,848	1,012,261
		1,378,838
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A (United States)*	443	84,330
Hotels, Restaurants & Leisure — 0.1%
Wingstop, Inc. (United States)	84	13,903
Household Durables — 0.2%
Meritage Homes Corp. (United States)*	91	7,863
NVR, Inc. (United States)*	9	41,751
		49,614
Industrial Conglomerates — 0.9%
3M Co. (United States)	1,429	180,011
Interactive Media & Services — 8.6%
Alphabet, Inc., Class C (United States)*	9,296	943,079
Facebook, Inc., Class A (United States)*	6,523	770,366
Pinterest, Inc., Class A (United States)*	1,751	44,511
		1,757,956
Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc. (United States)*	7,753	748,475
eBay, Inc. (United States)	1,483	67,387
Etsy, Inc. (United States)*	362	47,817
		863,679
IT Services — 12.3%
Cognizant Technology Solutions Corp., Class A (United States)	1,616	100,531
EPAM Systems, Inc. (United States)*	165	60,816
Gartner, Inc. (United States)*	209	73,227
GoDaddy, Inc., Class A (United States)*	447	35,371
Jack Henry & Associates, Inc. (United States)	211	39,953
Mastercard, Inc., Class A (United States)	3,075	1,095,930
TaskUS, Inc. Class A (United States)*	237	4,662
Visa, Inc., Class A (United States)	5,013	1,087,821
		2,498,311
Machinery — 0.4%
Cummins, Inc. (United States)	350	87,906
Media — 0.5%
New York Times Co., Class A (The) (United States)	468	17,152
Sirius XM Holdings, Inc. (United States)	12,137	78,769
		95,921
Pharmaceuticals — 5.1%
Johnson & Johnson (United States)	5,806	1,033,468
Professional Services — 0.0%
Upwork, Inc. (United States)*	301	3,687
Road & Rail — 2.3%
Old Dominion Freight Line, Inc. (United States)	363	109,847
Union Pacific Corp. (United States)	1,644	357,455
		467,302
Semiconductors & Semiconductor Equipment — 8.9%
Advanced Micro Devices, Inc. (United States)*	4,201	326,124
Broadcom, Inc. (United States)	1,103	607,786
Cirrus Logic, Inc. (United States)*	147	10,982
Impinj, Inc. (United States)*	69	8,801
Lam Research Corp. (United States)	440	207,847
Skyworks Solutions, Inc. (United States)	377	36,049
Texas Instruments, Inc. (United States)	3,293	594,255
Universal Display Corp. (United States)	118	13,289
		1,805,133
Software — 13.9%
Adobe Systems, Inc. (United States)*	1,677	578,448
Appfolio, Inc., Class A (United States)*	83	9,469
Autodesk, Inc. (United States)*	802	161,964
Braze, Inc., Class A (United States)*	380	9,766
Cadence Design Systems, Inc. (United States)*	914	157,245
Fair Isaac Corp. (United States)*	95	58,873
Fortinet, Inc. (United States)*	2,561	136,143
Microsoft Corp. (United States)	3,948	1,007,293
ServiceNow, Inc. (United States)*	620	258,106
Synopsys, Inc. (United States)*	513	174,184
UiPath, Inc., Class A (United States)*	1,345	16,772
VMware, Inc., Class A (United States)*	1,054	128,050
Workday, Inc., Class A (United States)*	727	122,063
		2,818,376
Specialty Retail — 8.5%
Camping World Holdings, Inc., Class A (United States)	109	3,001
Home Depot, Inc., (The) (United States)	3,442	1,115,174
Lowe's Cos, Inc. (United States)	2,288	486,314
RH (United States)*	70	20,078
Ulta Beauty, Inc. (United States)*	160	74,374
Williams-Sonoma, Inc. (United States)	205	23,965
Winmark Corp. (United States)	20	4,800
		1,727,706
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc. (United States)	6,257	926,224
Pure Storage, Inc., Class A (United States)*	879	25,658
		951,882
Textiles, Apparel & Luxury Goods — 2.4%
NIKE, Inc., Class B (United States)	4,282	469,693
Under Armour, Inc., Class A (United States)*	1,352	13,520
		483,213
Thrifts & Mortgage Finance — 0.0%
Walker & Dunlop, Inc. (United States)	70	6,252
Trading Companies & Distributors — 0.2%
Watsco, Inc. (United States)	123	33,085
Total Common Stocks (Cost $21,312,073)		20,268,785

Short-Term Investments — 0.2%
U.S. Bank Money Market Deposit Account, 3.50% (United States)(a)	37,726	37,726
Total Short-Term Investments (Cost $37,726)		37,726

Total Investments (Cost $21,349,799) — 99.9%		20,306,511
Other Assets in Excess of Liabilities — 0.1%		18,593
NET ASSETS — 100.0%
(Applicable to 1,300,000 shares outstanding)		$20,325,104

*	Non-income producing security.
(a)	The rate shown is as of November 30, 2022.

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2022
(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
CAPITAL EFFICIENCY FUND
Common Stocks	$20,268,785	$20,268,785	$-	$-	$-
Short-Term Investments	37,726	37,726	-	-	-
Total Investments*	$20,306,511	$20,306,511	$-	$-	$-

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.